Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
March 31, 2026
XCB-NPRT1-0526
1.9884861.108
Municipal Securities - 92.0%
	Principal Amount (a)	Value ($)
Alabama - 4.6%
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	200,000	200,369
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (c)	150,000	148,665
TOTAL ELECTRIC UTILITIES		349,034
General Obligations - 2.4%
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	75,000	77,129
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	240,000	249,719
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	940,000	986,128
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	2,300,000	2,313,786
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	125,401
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	210,000	220,799
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	81,904
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2029 (Pacific Life Insurance Co Guaranteed)	350,000	363,942
Southeast Energy Authority A Cooperative District 5% 1/1/2027 (Athene Annuity and Life Co Guaranteed)	700,000	704,303
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	1,000,000	1,026,515
TOTAL GENERAL OBLIGATIONS		6,149,626
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.8% 11/1/2042 VRDN (c)	300,000	300,000
Industrial Development - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.78% 8/1/2036 VRDN (b)(c)	1,000,000	1,000,000
Synthetics - 1.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.72% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 2.67% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	300,000	300,000
Black Belt Energy Gas District Participating VRDN 2.72% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,000,000	1,000,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.72% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.72% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	500,000	500,000
TOTAL SYNTHETICS		4,100,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	55,620
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	51,596
TOTAL WATER & SEWER		107,216
TOTAL ALABAMA		12,005,876
Alaska - 0.4%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	120,000	121,000
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	95,000	100,229
TOTAL GENERAL OBLIGATIONS		221,229
Synthetics - 0.3%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 2.57% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
TOTAL ALASKA		921,229
Arizona - 3.4%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.62% 5/1/2029 VRDN (c)	600,000	600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.62% 5/1/2029 VRDN (c)	400,000	400,000
TOTAL ELECTRIC UTILITIES		1,000,000
General Obligations - 0.7%
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2026 (Assured Guaranty Inc Insured)	875,000	880,089
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2027 (Assured Guaranty Inc Insured)	550,000	565,775
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2028 (Assured Guaranty Inc Insured)	375,000	393,853
TOTAL GENERAL OBLIGATIONS		1,839,717
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	462,134
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	379,002
TOTAL HEALTH CARE		841,136
Housing - 0.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	600,000	596,753
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (c)	870,000	862,382
TOTAL HOUSING		1,459,135
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	848,293
Resource Recovery - 0.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3% tender 12/1/2035 (b)(c)	600,000	599,941
Synthetics - 0.8%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.65% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.7% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,000,000	2,000,000
TOTAL SYNTHETICS		2,200,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	185,000	185,972
TOTAL ARIZONA		8,974,194
Arkansas - 0.0%
Industrial Development - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.78% 6/1/2028 VRDN (b)(c)	100,000	100,000
California - 8.0%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	335,000	351,553
General Obligations - 0.3%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	350,000	364,813
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	435,000	449,723
TOTAL GENERAL OBLIGATIONS		814,536
Resource Recovery - 2.4%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	350,000	350,011
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	1,300,000	1,300,000
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.8% tender 3/1/2056 (b)(c)	400,000	399,721
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	1,300,000	1,300,124
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	800,000	799,984
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	1,100,000	1,099,518
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	300,000	297,913
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.25% tender 11/1/2042 (b)(c)(f)	500,000	499,962
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(f)	300,000	299,598
TOTAL RESOURCE RECOVERY		6,346,831
Synthetics - 4.2%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.72% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	2,005,000	2,005,000
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.67% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	700,000	700,000
California Hsg Fin Agy Ltd Oblig Participating VRDN Series 2023 XF3127, 2.7% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	200,000	200,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.7% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	800,000	800,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.7% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	2,100,000	2,100,000
Chula Vista California Multifamily Hsg Rev Participating VRDN Series 2025 BAML6065, 3.05% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	2,600,000	2,600,001
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.6% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	2,200,000	2,200,000
TOTAL SYNTHETICS		10,605,001
Transportation - 1.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,595,000	1,599,520
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	810,000	812,295
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	200,000	200,567
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	55,000	55,156
TOTAL TRANSPORTATION		2,667,538
TOTAL CALIFORNIA		20,785,459
Colorado - 4.2%
Housing - 0.2%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	400,000	400,192
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	200,000	201,205
TOTAL HOUSING		601,397
Special Tax - 0.1%
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2026 (Assured Guaranty Inc Insured)	200,000	202,884
Synthetics - 3.8%
Colorado Health Facilities Authority Participating VRDN 2.57% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	8,115,000	8,115,000
Colorado Health Facilities Authority Participating VRDN 2.57% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	780,000	780,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.72% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,100,000	1,100,000
TOTAL SYNTHETICS		9,995,000
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	275,000	283,955
TOTAL COLORADO		11,083,236
Connecticut - 0.1%
General Obligations - 0.1%
West Haven CT Gen. Oblig. BAN 4.25% 6/24/2026	300,000	300,757
District Of Columbia - 1.2%
General Obligations - 1.1%
District Columbia Gen. Oblig. 2.6% 6/1/2051 VRDN (c)	2,700,000	2,700,000
Housing - 0.1%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	340,000	342,932
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	120,000	119,764
TOTAL DISTRICT OF COLUMBIA		3,162,696
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	315,000	330,494
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	235,000	237,709
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	535,000	551,726
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,119,929
Florida - 6.2%
Health Care - 0.7%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.03% 4/1/2049 VRDN (c)	1,525,000	1,525,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	190,000	192,643
TOTAL HEALTH CARE		1,717,643
Housing - 0.5%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	390,000	390,405
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (c)	800,000	800,021
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	185,000	185,081
TOTAL HOUSING		1,375,507
Resource Recovery - 0.8%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	210,000	210,023
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	900,000	900,737
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	1,000,000	1,000,673
TOTAL RESOURCE RECOVERY		2,111,433
Special Tax - 1.2%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.16% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	3,120,000	3,120,000
Synthetics - 2.7%
Florida Dev Fin Corp Rev Participating VRDN 3.15% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.62% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	2,500,000	2,500,000
Greater Orlando Aviation Auth Participating VRDN 2.83% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	525,000	525,000
Miami Dade Cnty FL Hfa Mfm Rev Participating VRDN Series 2026 XG0636, 3.05% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (c)(e)	500,000	500,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.65% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 2.57% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(e)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF8076, 2.52% 10/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	500,000	500,000
TOTAL SYNTHETICS		7,125,000
Transportation - 0.3%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	450,000	471,580
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (b)	345,000	355,324
TOTAL TRANSPORTATION		826,904
TOTAL FLORIDA		16,276,487
Georgia - 2.2%
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	85,000	85,267
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	155,000	157,254
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (c)	200,000	200,205
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	280,000	281,624
TOTAL ELECTRIC UTILITIES		724,350
General Obligations - 1.1%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	515,000	520,179
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,904,810
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	245,000	255,622
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	75,777
TOTAL GENERAL OBLIGATIONS		2,756,388
Housing - 0.4%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (c)	1,048,000	1,049,548
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.7% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	200,000	200,000
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (b)	1,005,000	1,030,186
TOTAL GEORGIA		5,760,472
Hawaii - 0.3%
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	370,000	371,337
Synthetics - 0.2%
Hawaii St Arpts Sys Rev Participating VRDN 2.62% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	500,000	500,000
TOTAL HAWAII		871,337
Illinois - 1.8%
General Obligations - 0.5%
Illinois St Gen. Oblig. 5% 2/1/2027	1,100,000	1,119,817
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	86,075
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	127,911
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	88,605
TOTAL GENERAL OBLIGATIONS		1,422,408
Synthetics - 0.6%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.57% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	300,000	300,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 2.95% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	120,000	120,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 2.87% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	300,000	300,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.72% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	720,000	720,000
TOTAL SYNTHETICS		1,440,000
Transportation - 0.7%
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (b)	850,000	879,438
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	910,000	943,727
TOTAL TRANSPORTATION		1,823,165
TOTAL ILLINOIS		4,685,573
Indiana - 0.4%
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	371,290
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	150,000	149,980
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 2.9% tender 5/1/2028 (b)(c)	400,000	399,946
TOTAL RESOURCE RECOVERY		549,926
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	130,000	131,985
TOTAL INDIANA		1,053,201
Iowa - 0.8%
Electric Utilities - 0.8%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.53% 7/1/2038 VRDN (b)(c)	1,970,000	1,970,000
Kansas - 0.3%
Housing - 0.3%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (c)	690,000	688,434
Kentucky - 5.4%
Education - 4.0%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 2.61% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	10,320,000	10,320,000
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	804,770
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	295,000	298,565
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	330,000	330,000
TOTAL GENERAL OBLIGATIONS		628,565
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.35% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
Synthetics - 0.5%
Bowling Green KY Indl Bldg Rev Participating VRDN Series 2026 MS0090, 2.6% 12/1/2027 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,200,000	1,200,000
TOTAL KENTUCKY		14,053,335
Louisiana - 4.1%
Housing - 0.1%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	370,000	372,433
Industrial Development - 3.6%
St James Parish LA Rev (Nucor Corp Proj.) 2.6% 11/1/2040 VRDN (c)	400,000	400,000
St James Parish LA Rev (Nucor Corp Proj.) 2.72% 11/1/2040 VRDN (c)	9,095,000	9,095,000
TOTAL INDUSTRIAL DEVELOPMENT		9,495,000
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	315,000	319,788
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	615,606
TOTAL TRANSPORTATION		935,394
TOTAL LOUISIANA		10,802,827
Maryland - 0.5%
Synthetics - 0.5%
Baltimore County Gen. Oblig. Participating VRDN 2.77% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(e)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.77% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.65% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	300,000	300,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 2.77% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
TOTAL MARYLAND		1,300,000
Massachusetts - 0.9%
General Obligations - 0.9%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	300,000	303,279
Brockton MA Gen. Oblig. BAN 5% 10/8/2026	800,000	809,657
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	800,000	805,932
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	370,000	370,876
TOTAL MASSACHUSETTS		2,289,744
Michigan - 2.9%
Education - 0.2%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	507,388
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	728,678
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	160,235
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	168,045
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	93,077
TOTAL GENERAL OBLIGATIONS		421,357
Health Care - 0.4%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	265,230
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	850,000	905,568
TOTAL HEALTH CARE		1,170,798
Housing - 1.3%
Michigan State Housing Development Authority (Clark Road Family Limited Dividend Housing Association Lp Proj.) Series 2023, 2.67% tender 12/1/2042 (c)(g)	1,565,000	1,564,767
Michigan State Housing Development Authority (Clark Road Family Limited Dividend Housing Association Lp Proj.) Series 2023, 2.67% tender 12/1/2042 (c)(g)	1,415,000	1,414,835
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	310,000	306,281
TOTAL HOUSING		3,285,883
Transportation - 0.6%
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2026 (b)	1,430,000	1,449,278
TOTAL MICHIGAN		7,563,382
Minnesota - 0.1%
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.65% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	300,000	300,000
Mississippi - 0.2%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	445,000	426,404
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	150,000	152,233
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (b)	275,000	289,864
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 2.95% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	100,000	100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
TOTAL SYNTHETICS		300,000
TOTAL MISSOURI		742,097
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (c)	660,000	662,856
Nebraska - 0.5%
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.78% 6/1/2028 VRDN (b)(c)	100,000	100,000
Synthetics - 0.5%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.62% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	1,300,000	1,300,000
TOTAL NEBRASKA		1,400,000
Nevada - 0.5%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (c)	260,000	266,386
Resource Recovery - 0.4%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.45% tender 12/1/2026 (b)(c)(f)	1,100,000	1,100,550
TOTAL NEVADA		1,366,936
New Hampshire - 1.1%
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,100
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,000
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,225
TOTAL HOUSING		320,325
Resource Recovery - 0.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,410,569
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	600,000	600,265
TOTAL RESOURCE RECOVERY		2,010,834
Synthetics - 0.2%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.72% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,831,159
New Jersey - 1.5%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	150,000	154,662
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	415,000	427,899
TOTAL EDUCATION		582,561
General Obligations - 1.1%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	2,100,000	2,105,446
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	180,000	182,010
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	241,197
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	80,887
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	77,604
TOTAL GENERAL OBLIGATIONS		2,687,144
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	555,000	555,327
TOTAL NEW JERSEY		3,825,032
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	565,000	572,804
New Mexico - 0.4%
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	755,000	757,050
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.77% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(e)	195,000	195,000
TOTAL NEW MEXICO		952,050
New York - 5.8%
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	510,000	510,306
General Obligations - 2.9%
Binghamton NY BAN 4% 4/10/2026	2,300,000	2,300,595
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	800,000	802,103
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	900,000	901,307
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	395,727	397,156
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	500,000	501,566
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	600,000	602,330
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	1,000,000	1,002,355
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	900,000	908,510
TOTAL GENERAL OBLIGATIONS		7,415,922
Housing - 0.4%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	90,000	92,211
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	115,000	115,046
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	925,000	925,152
TOTAL HOUSING		1,132,409
Synthetics - 2.2%
Liberty NY Dev Corp Rev Participating VRDN 2.77% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 2.67% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,300,000	2,300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.67% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	225,000	225,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.77% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.87% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,600,000	2,600,000
TOTAL SYNTHETICS		5,825,000
Transportation - 0.1%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	330,000	333,811
TOTAL NEW YORK		15,217,448
North Carolina - 0.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	500,000	500,052
Housing - 0.2%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	600,000	605,023
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (b)	550,000	563,783
TOTAL NORTH CAROLINA		1,668,858
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	212,067
Ohio - 1.8%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	70,000	69,121
Electric Utilities - 0.6%
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	483,877
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	525,000	527,400
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026 (Escrowed to Maturity)	480,000	480,244
TOTAL ELECTRIC UTILITIES		1,491,521
Health Care - 0.6%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	455,000	452,499
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.96% 1/15/2045 VRDN (c)	1,100,000	1,100,000
TOTAL HEALTH CARE		1,552,499
Housing - 0.5%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	130,000	131,233
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (c)	1,213,000	1,216,841
TOTAL HOUSING		1,348,074
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	96,534
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	62,371
TOTAL WATER & SEWER		158,905
TOTAL OHIO		4,620,120
Oklahoma - 0.7%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	700,683
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	525,000
TOTAL GENERAL OBLIGATIONS		1,225,683
Health Care - 0.2%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.06% 8/15/2031 VRDN (c)	575,000	575,000
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	114,268	114,268
TOTAL OKLAHOMA		1,914,951
Pennsylvania - 5.5%
General Obligations - 0.6%
Pennsylvania St 5% 9/1/2026	780,000	788,072
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	201,426
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	545,000	561,783
TOTAL GENERAL OBLIGATIONS		1,551,281
Health Care - 1.2%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	410,000	413,619
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.23% 9/1/2050 VRDN (c)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	501,249
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.23% 9/1/2050 VRDN (c)	1,450,000	1,450,000
TOTAL HEALTH CARE		3,164,868
Resource Recovery - 2.6%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.35% tender 6/1/2044 (b)(c)	2,000,000	2,000,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	605,338
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	1,100,000	1,101,496
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,005,962
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	1,000,000	1,000,465
TOTAL RESOURCE RECOVERY		6,713,261
Synthetics - 0.1%
Pennsylvania Turnpike Commission Participating VRDN Series 5096, 2.57% 6/1/2047 (Liquidity Facility JP Morgan Securities LLC) (c)(e)	500,000	500,000
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	2,000,000	2,031,744
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (b)	435,000	454,424
TOTAL TRANSPORTATION		2,486,168
TOTAL PENNSYLVANIA		14,415,578
Rhode Island - 0.1%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	354,446
South Carolina - 0.4%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	130,000	132,090
South Carolina St Svc Auth Rev 5% 12/1/2028	190,000	201,110
TOTAL ELECTRIC UTILITIES		333,200
Industrial Development - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.78% 4/1/2030 VRDN (b)(c)	300,000	300,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.78% 9/1/2028 VRDN (b)(c)	100,000	100,000
TOTAL INDUSTRIAL DEVELOPMENT		400,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.77% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(e)	300,000	300,000
TOTAL SOUTH CAROLINA		1,033,200
Tennessee - 2.3%
Health Care - 0.7%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.63% 5/1/2039 VRDN (c)	1,800,000	1,800,000
Housing - 0.9%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (c)	910,000	917,184
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (c)	310,000	308,700
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (c)	690,000	687,299
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	335,000	335,253
TOTAL HOUSING		2,248,436
Resource Recovery - 0.0%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3% tender 7/2/2035 (b)(c)	100,000	99,981
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.65% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2027 (b)	570,000	584,284
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2028 (b)	400,000	417,861
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2029 (b)	625,000	662,668
TOTAL TRANSPORTATION		1,664,813
TOTAL TENNESSEE		6,013,230
Texas - 15.6%
Education - 0.4%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,001,662
Electric Utilities - 0.9%
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	805,000	803,554
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (c)	375,000	373,003
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (c)	1,090,000	1,080,369
TOTAL ELECTRIC UTILITIES		2,256,926
Escrowed/Pre-Refunded - 0.0%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (c)	225,000	225,275
General Obligations - 4.0%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	390,000	395,921
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	600,000	616,705
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	770,000	771,015
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	175,000	178,177
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,021,399
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	335,000	358,155
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	1,120,000	1,151,182
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,760,000	1,873,100
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	370,000	380,153
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	455,036
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	225,000	227,155
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	1,600,000	1,600,142
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	630,000	634,147
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	110,000	110,538
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	447,028
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	233,078
TOTAL GENERAL OBLIGATIONS		10,452,931
Housing - 1.1%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	1,005,000	1,005,316
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	385,000	386,167
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	110,000	110,497
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	445,000	448,211
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (c)(g)	250,000	249,872
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	510,000	512,968
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	130,000	130,651
TOTAL HOUSING		2,843,682
Industrial Development - 5.3%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.21% 11/1/2040 VRDN (c)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.26% 12/1/2027 VRDN (b)(c)	12,000,000	12,000,000
TOTAL INDUSTRIAL DEVELOPMENT		13,800,000
Resource Recovery - 0.7%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3% tender 5/1/2050 (b)(c)	200,000	199,980
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	302,426
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 2.875% tender 6/1/2055 (b)(c)	1,300,000	1,299,299
TOTAL RESOURCE RECOVERY		1,801,705
Special Tax - 0.4%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2029	900,000	951,309
Synthetics - 0.8%
Dallas Fort Worth International Airport Participating VRDN Series 2025 XL0705, 2.57% 11/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	600,000	600,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	100,000	100,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,300,000	1,300,000
TOTAL SYNTHETICS		2,000,000
Transportation - 1.6%
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (b)	3,745,000	3,862,936
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (b)	235,000	236,269
TOTAL TRANSPORTATION		4,099,205
Water & Sewer - 0.4%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (c)	1,000,000	987,300
TOTAL TEXAS		40,419,995
Utah - 0.9%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	160,000	161,077
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	235,000	235,705
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.1% 4/1/2028 VRDN (c)	100,000	100,000
Synthetics - 0.6%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 2.54% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,500,000	1,500,001
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	60,000	61,503
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	340,000	348,521
TOTAL TRANSPORTATION		410,024
TOTAL UTAH		2,406,807
Virginia - 1.2%
Electric Utilities - 0.3%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	200,000	202,428
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	135,000	136,540
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	200,000	202,282
York Cnty VA Economic Dev Auth Pollutn Ctl Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.65% tender 5/1/2033 (c)	215,000	217,610
TOTAL ELECTRIC UTILITIES		758,860
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.67% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,000,000	2,000,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.77% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
TOTAL SYNTHETICS		2,400,000
TOTAL VIRGINIA		3,158,860
Washington - 2.1%
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	1,355,000	1,365,131
Housing - 1.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2029	450,000	468,548
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	80,631
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	135,000	135,422
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2025, 2.7% tender 4/1/2044 (c)	1,825,000	1,808,581
TOTAL HOUSING		2,493,182
Transportation - 0.7%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	250,000	255,673
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	95,000	95,670
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (b)	1,290,000	1,353,452
TOTAL TRANSPORTATION		1,704,795
TOTAL WASHINGTON		5,563,108
West Virginia - 0.5%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.04% 6/1/2033 VRDN (c)	300,000	300,000
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	405,000	406,573
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.78% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	500,000	500,000
TOTAL INDUSTRIAL DEVELOPMENT		906,573
TOTAL WEST VIRGINIA		1,206,573
Wisconsin - 1.2%
Escrowed/Pre-Refunded - 0.3%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	886,626
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	188,174
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	500,000	505,090
TOTAL GENERAL OBLIGATIONS		693,264
Health Care - 0.5%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (c)	330,000	331,607
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2028	215,000	224,054
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	525,000	543,909
TOTAL HEALTH CARE		1,099,570
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	45,000	45,022
Industrial Development - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	340,000	341,381
Resource Recovery - 0.0%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3% tender 9/1/2027 (b)(c)	100,000	99,981
TOTAL WISCONSIN		3,165,844
TOTAL MUNICIPAL SECURITIES (Cost $240,014,495)		240,218,591

Money Market Funds - 8.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $22,861,628)	2.60	22,857,057	22,861,628

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $262,876,123)	263,080,219
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(1,947,291)
NET ASSETS - 100.0%	261,132,928

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,214,268 or 3.1% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,423,501 or 0.9% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.65% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	200,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.7% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	800,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.7% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	2,100,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	100,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.65% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	200,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.65% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	200,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.65% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	299,999

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.6% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	2,200,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	200,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	114,268

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.72% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	500,000

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,413,101	25,074,551	11,626,024	79,569	-	-	22,861,628	22,857,057	0.6%
Total	9,413,101	25,074,551	11,626,024	79,569	-	-	22,861,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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